Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 31.3%
	Shares	Value ($)
U.S. Large Cap 31.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	250,869	11,758,247
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares(a),(b)	1,117,191	23,259,913
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	611,714	12,063,009
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	348,952	11,606,145
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	363,029	11,598,760
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	625,605	11,680,038
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	1,220,410	23,346,439
Total		105,312,551
Total Equity Funds (Cost $107,974,499)		105,312,551

Exchange-Traded Fixed Income Funds 8.7%

Investment Grade 8.7%
iShares Core U.S. Aggregate Bond ETF	22,610	2,608,515
iShares iBoxx $ Investment Grade Corporate Bond ETF	109,527	13,527,680
Vanguard Intermediate-Term Corporate Bond ETF	150,000	13,063,500
Total		29,199,695
Total Exchange-Traded Fixed Income Funds (Cost $29,650,600)		29,199,695

Fixed Income Funds 37.7%

High Yield 2.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,140,383	7,663,374
Investment Grade 35.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	2,382,703	24,875,423
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	775,115	7,278,326
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	541,969	6,362,710
Fixed Income Funds (continued)
	Shares	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	678,277	7,223,652
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,229,706	24,370,690
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,107,741	23,691,013
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	321,044	3,354,907
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	1,917,641	21,822,759
Total		118,979,480
Total Fixed Income Funds (Cost $123,934,312)		126,642,854

Residential Mortgage-Backed Securities - Agency 18.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/20/2035	2.500%	18,432,500	19,116,158
04/20/2035- 04/15/2050	3.000%	38,514,000	40,347,393
04/15/2050	3.500%	2,567,500	2,713,389
Total Residential Mortgage-Backed Securities - Agency (Cost $61,891,020)			62,176,940

Options Purchased Puts 0.6%
Value ($)
(Cost $3,044,880)	2,244,075

Money Market Funds 19.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(d)	66,154,954	66,121,877
Total Money Market Funds (Cost $66,147,198)		66,121,877
Total Investments in Securities (Cost: $392,642,509)		391,697,992
Other Assets & Liabilities, Net		(55,607,680)
Net Assets		336,090,312
At March 31, 2020, securities and/or cash totaling $6,068,785 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index	1	06/2020	USD	642,425	—	(39,628)
S&P 500 Index E-mini	78	06/2020	USD	10,021,830	440,785	—
U.S. Long Bond	103	06/2020	USD	18,443,438	405,622	—
U.S. Treasury 10-Year Note	149	06/2020	USD	20,664,438	432,956	—
U.S. Treasury 2-Year Note	77	06/2020	USD	16,969,477	110,891	—
U.S. Treasury 5-Year Note	180	06/2020	USD	22,564,688	407,593	—
U.S. Ultra Treasury Bond	30	06/2020	USD	6,656,250	377,965	—
Total					2,175,812	(39,628)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(322)	06/2020	USD	(41,372,170)	—	(1,461,993)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	19,384,425	75	2,000.00	12/17/2021	1,725,702	1,218,375
S&P 500 Index	JPMorgan	USD	13,439,868	52	2,100.00	12/17/2021	1,319,178	1,025,700
Total							3,044,880	2,244,075

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	1.151	USD	14,000,000	(19,340)	—	—	—	(19,340)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	62,418,725	39,427,673	(35,691,444)	66,154,954	—	(2,165)	(24,765)	241,535	66,121,877
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	171,661	81,770	(2,562)	250,869	—	(36,851)	(2,142,272)	—	11,758,247
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	866,007	274,376	—	1,140,383	—	—	(864,738)	—	7,663,374
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	2,124,570	260,695	(2,562)	2,382,703	—	14	(509,445)	—	24,875,423
Columbia Variable Portfolio - Large Cap Index Fund, Class 1 Shares
	776,034	351,811	(10,654)	1,117,191	—	(64,951)	(4,247,349)	—	23,259,913
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	682,653	92,466	(4)	775,115	—	—	(276,948)	—	7,278,326
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	492,702	59,483	(10,216)	541,969	—	(1,094)	424,430	—	6,362,710
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	363,744	265,177	(17,207)	611,714	—	(142,575)	(3,115,893)	—	12,063,009
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	627,570	50,707	—	678,277	—	—	14,669	—	7,223,652
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,990,263	241,690	(2,247)	2,229,706	—	(599)	(168,493)	—	24,370,690
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	267,460	84,024	(2,532)	348,952	—	(6,874)	(1,175,872)	—	11,606,145
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	282,021	92,158	(11,150)	363,029	—	(17,218)	(1,001,384)	—	11,598,760
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	384,033	251,965	(10,393)	625,605	—	(82,249)	(3,281,683)	—	11,680,038
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	1,927,182	182,832	(2,273)	2,107,741	—	66	470,636	—	23,691,013
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	296,039	25,005	—	321,044	—	—	52,080	—	3,354,907
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	1,760,952	159,030	(2,341)	1,917,641	—	62	422,427	—	21,822,759
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	842,479	391,812	(13,881)	1,220,410	—	(77,657)	(4,276,660)	—	23,346,439
Total					—	(432,091)	(19,701,260)	241,535	298,077,282

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2020	3